CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	20,000,000,000	20,000,000,000
Common Stock, Shares, Issued	7,459,909,231	6,427,495,360
Treasury stock shares	100,000	100,000
Series A Preferred Stock [Member]
Preferred stock - par value	$ 0.01	$ 0.01
Preferred stock - shares authorized	100	100
Preferred stock - shares issued	100	100
Preferred stock - shares outstanding	100	100
Series D Convertible Preffered Stock [Member]
Preferred stock - par value	$ 0.01	$ 0.01
Preferred stock - shares authorized	100,000	100,000
Preferred stock - shares issued	88,235	88,235
Preferred stock - shares outstanding	88,235	88,235